Shareholder Fees	Jan. 28, 2021
COLORADO BONDSHARES A TAX EXEMPT FUND | COLORADO BONDSHARES A TAX EXEMPT FUND
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%